Stock Awards and Stock-Based Compensation - Schedule of Outstanding RSU Activity (Details) - Restricted Stock Units (RSUs) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at the beginning (in shares)	292,564	126,900
Granted (in shares)	9,253	211,700	126,900
Vested (issued) (in shares)	(98,193)	(46,036)
Forfeited (in shares)	(16,835)
Balance at the end (in shares)	186,789	292,564	126,900